Supplemental Condensed Combining Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Income
Net revenue	$ 3,248,755	$ 2,983,851
Cost of revenues	2,179,246	2,035,964
Gross profit	1,069,509	947,887
Selling, general and administrative	538,021	476,654
Research and development	28,522	26,149
Operating income	502,966	445,084
Other (income) expense:
Interest, net	98,880	71,565
Gain on the sale of dialysis clinics	(9,314)
Other, net	0	0
Income before income taxes	530,771	373,519
Income tax expense	137,077	124,404
Net Income	393,694	249,115
(Loss) gain related to cash flow hedges	(4,283)	3,984
Actuarial gains (losses) on defined benefit pension plans	4,373	1,783
(Loss) gain related to foreign currency translation	120,796	118,953
Income tax (expense) benefit related to components of other comprehensive income	(18,981)	(4,151)
Less: Net income attributable to noncontrolling interests	23,196	28,414
Income attributable to the Company	370,498	220,701
Current assets:
Cash and cash equivalents	580,224	619,655	457,292	522,870
Trade accounts receivable less allowance for doubtful accounts of $316,384 in 2012 and $299,751 in 2011	3,099,081		2,798,318
Accounts receivable from related parties	132,446		111,008
Inventories	1,023,997		967,496
Prepaid expenses and other current assets	939,876		1,035,366
Deferred tax asset, current	316,973		325,539
Total current assets	6,092,597		5,695,019
Property, plant and equipment, net	2,843,992		2,629,701
Intangible assets	741,432		686,652
Goodwill	11,292,648		9,186,650
Deferred tax asset, non-current	70,988		88,159
Total assets	21,987,988		19,532,850
Current liabilities:
Accounts payable	555,091		541,423
Accounts payable to related parties	104,975		111,226
Accrued expenses and other current liabilities	1,720,933		1,704,273
Short-term borrowings and other financial liabilities	103,663		98,801
Short Term Borrowings Due To Related Parties Current Acquisitions	14,698		28,013
Current portion of long-term debt and capital lease obligations	3,106,968		1,589,776
Income tax payable, current	249,126		162,354
Deferred tax liability, current	29,921		26,745
Total current liabilities	5,885,375		4,262,611
Total long-term debt less current maturities	5,583,268		5,494,810
Other liabilities	275,053		236,628
Pension liabilities	300,773		290,493
Income tax payable, non-current	177,001		189,000
Deferred tax liability, non-current	629,166		587,800
Total liabilities	12,850,636		11,061,342
Noncontrolling interests subject to put provisions	501,968		410,491
Company shareholders' equity	8,353,582		7,901,552
Noncontrolling interests not subject to put provisions	281,802		159,465
Total equity	8,635,384		8,061,017	7,523,911
Total liabilities and equity	21,987,988		19,532,850
Consolidated Statements of Comprehensive Income
Net Income	393,694	249,115
(Loss) gain related to cash flow hedges	(4,283)	3,984
Actuarial gains (losses) on defined benefit pension plans	4,373	1,783
(Loss) gain related to foreign currency translation	120,796	118,953
Income tax (expense) benefit related to components of other comprehensive income	(18,981)	(4,151)
Other comprehensive income (loss), net of tax	101,905	120,569
Total comprehensive income	495,599	369,684
Comprehensive income attributable to noncontrolling interests	(24,037)	(28,682)
Comprehensive income attributable to the Company	471,562	341,002
D GmbH [Member]
Current liabilities:
Total current liabilities			1,193,790
Issuers [Member] | FMC Finance III [Member]
Consolidated Statements of Income
Selling, general and administrative		5
Operating income		(5)
Other (income) expense:
Interest, net		(180)
Income before income taxes		175
Income tax expense		50
Net Income		125
Income attributable to the Company		125
Current assets:
Cash and cash equivalents		61
Consolidated Statements of Comprehensive Income
Net Income		125
Issuers [Member] | FMC US Finance [Member]
Consolidated Statements of Income
Selling, general and administrative	0
Operating income	0
Other (income) expense:
Interest, net	(1,706)
Income before income taxes	1,706
Income tax expense	639
Net Income	1,067	125
Income attributable to the Company	1,067
Current assets:
Cash and cash equivalents	0		1
Accounts receivable from related parties	1,252,485		1,273,649
Total current assets	1,252,485		1,273,650
Other assets	0
Total assets	1,252,485		1,273,650
Current liabilities:
Accounts payable to related parties	0		3,700
Accrued expenses and other current liabilities	11,833		29,771
Income tax payable, current	0		2,016
Total current liabilities	11,833		35,487
Total long-term debt less current maturities	1,176,096		1,177,329
Total liabilities	1,190,584		1,212,816
Company shareholders' equity	61,901		60,834
Total equity	61,901		60,834
Total liabilities and equity	1,252,485		1,273,650
Consolidated Statements of Comprehensive Income
Net Income	1,067	125
Total comprehensive income	1,067
Comprehensive income attributable to the Company	1,067	125
Guarantors [Member] | FMC Finance III [Member]
Consolidated Statements of Comprehensive Income
Total comprehensive income		125
Guarantors [Member] | Total FMC-AG and Co. KGaA [Member]
Consolidated Statements of Income
Selling, general and administrative	(20,246)	16,285
Operating income	20,246	(16,285)
Other (income) expense:
Interest, net	45,657	18,359
Other, net	(437,325)	(290,061)
Income before income taxes	411,914	255,417
Income tax expense	41,416	34,716
Net Income	370,498	220,701
(Loss) gain related to cash flow hedges	(22,327)	(575)
Actuarial gains (losses) on defined benefit pension plans	8
(Loss) gain related to foreign currency translation	(3,253)	52,263
Income tax (expense) benefit related to components of other comprehensive income	8,141	1,385
Income attributable to the Company	370,498	220,701
Current assets:
Cash and cash equivalents	28	227,314	2
Accounts receivable from related parties	3,789,324		3,507,671
Prepaid expenses and other current assets	59,758		195,428
Deferred tax asset, current	29,516		32,466
Total current assets	3,878,626		3,735,567
Property, plant and equipment, net	471		356
Intangible assets	240		266
Deferred tax asset, non-current	17,009		15,923
Other assets	10,190,377		8,142,771
Total assets	14,086,723		11,894,883
Current liabilities:
Accounts payable	1,190		668
Accounts payable to related parties	1,487,213		1,547,946
Accrued expenses and other current liabilities	31,231		156,119
Short-term borrowings and other financial liabilities	156		94
Current portion of long-term debt and capital lease obligations	305,456		295,825
Income tax payable, current	126,610		128,218
Total current liabilities	1,951,856		2,128,870
Total long-term debt less current maturities	519,982		507,898
Long term borrowings from related parties	3,250,595		1,348,717
Other liabilities	4,584		2,424
Pension liabilities	5,857		5,163
Income tax payable, non-current	267		259
Total liabilities	5,733,141		3,993,331
Company shareholders' equity	8,353,582		7,901,552
Total equity	8,353,582		7,901,552
Total liabilities and equity	14,086,723		11,894,883
Consolidated Statements of Comprehensive Income
Net Income	370,498	220,701
(Loss) gain related to cash flow hedges	(22,327)	(575)
Actuarial gains (losses) on defined benefit pension plans	8
(Loss) gain related to foreign currency translation	(3,253)	52,263
Income tax (expense) benefit related to components of other comprehensive income	8,141	1,385
Other comprehensive income (loss), net of tax	(17,431)	53,073
Total comprehensive income	353,067	273,774
Comprehensive income attributable to the Company	353,067	273,774
Guarantors [Member] | D GmbH [Member]
Consolidated Statements of Income
Net revenue	461,804	447,378
Cost of revenues	286,678	283,204
Gross profit	175,126	164,174
Selling, general and administrative	53,688	47,300
Research and development	17,375	16,417
Operating income	104,063	100,457
Other (income) expense:
Interest, net	1,005	1,668
Other, net	67,879	64,292
Income before income taxes	35,179	34,497
Income tax expense	29,953	26,982
Net Income	5,226	7,515
(Loss) gain related to cash flow hedges	(9)	(30)
Actuarial gains (losses) on defined benefit pension plans	94
(Loss) gain related to foreign currency translation	6,346	11,770
Income tax (expense) benefit related to components of other comprehensive income	(24)	8
Income attributable to the Company	5,226	7,515
Current assets:
Cash and cash equivalents	351	131	144
Trade accounts receivable less allowance for doubtful accounts of $316,384 in 2012 and $299,751 in 2011	150,135		143,313
Accounts receivable from related parties	1,189,604		1,058,327
Inventories	263,315		224,601
Prepaid expenses and other current assets	33,282		16,973
Total current assets	1,636,687		1,443,358
Property, plant and equipment, net	182,311		175,798
Intangible assets	54,520		54,811
Goodwill	55,521		53,788
Deferred tax asset, non-current	1,378		2,457
Other assets	654,533		653,871
Total assets	2,584,950		2,384,083
Current liabilities:
Accounts payable	35,902		26,463
Accounts payable to related parties	1,205,327		1,057,625
Accrued expenses and other current liabilities	123,385		102,410
Deferred tax liability, current	8,402		7,292
Total current liabilities	1,373,016
Long term borrowings from related parties	205,487		203,156
Other liabilities	13,104		12,977
Pension liabilities	154,635		146,555
Total liabilities	1,746,242		1,556,478
Company shareholders' equity	838,708		827,605
Total equity	838,708		827,605
Total liabilities and equity	2,584,950		2,384,083
Consolidated Statements of Comprehensive Income
Net Income	5,226	7,515
(Loss) gain related to cash flow hedges	(9)	(30)
Actuarial gains (losses) on defined benefit pension plans	94
(Loss) gain related to foreign currency translation	6,346	11,770
Income tax (expense) benefit related to components of other comprehensive income	(24)	8
Other comprehensive income (loss), net of tax	6,407	11,748
Total comprehensive income	11,633	19,263
Comprehensive income attributable to the Company	11,633	19,263
Guarantors [Member] | FMCH [Member]
Consolidated Statements of Income
Selling, general and administrative	(38,375)	(37,398)
Operating income	38,375	37,398
Other (income) expense:
Interest, net	31,069	14,624
Other, net	(292,855)	(140,042)
Income before income taxes	300,161	162,816
Income tax expense	2,882	8,984
Net Income	297,279	153,832
(Loss) gain related to cash flow hedges	11,725	12,620
Actuarial gains (losses) on defined benefit pension plans	4,268	1,783
Income tax (expense) benefit related to components of other comprehensive income	(6,310)	(5,650)
Income attributable to the Company	297,279	153,832
Current assets:
Accounts receivable from related parties	2,408,915		700,929
Prepaid expenses and other current assets	0		50
Total current assets	2,408,915		700,979
Other assets	11,341,141		10,995,245
Total assets	13,750,056		11,696,224
Current liabilities:
Accounts payable to related parties	3,245,256		1,557,976
Accrued expenses and other current liabilities	92,736		2,132
Current portion of long-term debt and capital lease obligations	1,587,680		1,142,224
Total current liabilities	4,925,672		2,702,332
Total long-term debt less current maturities	0		438,366
Long term borrowings from related parties	408,942		408,942
Other liabilities	0		183,839
Total liabilities	5,334,614		3,733,479
Company shareholders' equity	8,415,442		7,962,745
Total equity	8,415,442		7,962,745
Total liabilities and equity	13,750,056		11,696,224
Consolidated Statements of Comprehensive Income
Net Income	297,279	153,832
(Loss) gain related to cash flow hedges	11,725	12,620
Actuarial gains (losses) on defined benefit pension plans	4,268	1,783
Income tax (expense) benefit related to components of other comprehensive income	(6,310)	(5,650)
Other comprehensive income (loss), net of tax	9,683	8,753
Total comprehensive income	306,962	162,585
Comprehensive income attributable to the Company	306,962	162,585
Non Guarantor Subsidiaries [Member]
Consolidated Statements of Income
Net revenue	3,499,979	3,196,090
Cost of revenues	2,602,115	2,403,465
Gross profit	897,864	792,625
Selling, general and administrative	505,891	450,332
Research and development	11,147	9,732
Operating income	380,826	332,561
Other (income) expense:
Interest, net	22,855	42,985
Other, net	0
Income before income taxes	484,656	289,576
Income tax expense	142,348	122,626
Net Income	342,308	166,949
(Loss) gain related to cash flow hedges	6,328	(8,031)
Actuarial gains (losses) on defined benefit pension plans	3
(Loss) gain related to foreign currency translation	121,307	59,752
Income tax (expense) benefit related to components of other comprehensive income	(20,788)	106
Income attributable to the Company	342,308	166,949
Current assets:
Cash and cash equivalents	579,845	392,149	457,145
Trade accounts receivable less allowance for doubtful accounts of $316,384 in 2012 and $299,751 in 2011	2,948,946		2,655,005
Accounts receivable from related parties	7,558,034		4,214,468
Inventories	880,920		857,521
Prepaid expenses and other current assets	846,442		834,932
Deferred tax asset, current	261,677		266,164
Total current assets	13,075,864		9,285,235
Property, plant and equipment, net	2,774,119		2,560,913
Intangible assets	686,672		631,575
Goodwill	11,237,127		9,132,862
Deferred tax asset, non-current	108,573		125,462
Other assets	(7,029,018)		(6,082,225)
Total assets	20,853,337		15,653,822
Current liabilities:
Accounts payable	517,999		514,292
Accounts payable to related parties	10,361,652		6,697,551
Accrued expenses and other current liabilities	1,459,795		1,406,886
Short-term borrowings and other financial liabilities	103,507		98,707
Short Term Borrowings Due To Related Parties Current Acquisitions	(39,135)		(25,820)
Current portion of long-term debt and capital lease obligations	1,213,832		151,727
Income tax payable, current	125,817		32,120
Deferred tax liability, current	34,247		28,799
Total current liabilities	13,777,714		8,904,262
Total long-term debt less current maturities	7,837,473		7,372,794
Long term borrowings from related parties	(1,923,257)		(399,065)
Other liabilities	231,885		11,553
Pension liabilities	140,281		138,775
Income tax payable, non-current	56,249		50,309
Deferred tax liability, non-current	649,795		608,444
Total liabilities	20,770,140		16,687,072
Noncontrolling interests subject to put provisions	501,968
Company shareholders' equity	(700,572)		(1,603,206)
Noncontrolling interests not subject to put provisions	281,802
Total equity	(418,770)		(1,443,741)
Total liabilities and equity	20,853,337		15,653,822
Consolidated Statements of Comprehensive Income
Net Income	342,308	166,949
(Loss) gain related to cash flow hedges	6,328	(8,031)
Actuarial gains (losses) on defined benefit pension plans	3
(Loss) gain related to foreign currency translation	121,307	59,752
Income tax (expense) benefit related to components of other comprehensive income	(20,788)	106
Other comprehensive income (loss), net of tax	106,850	51,827
Total comprehensive income	449,158	218,776
Comprehensive income attributable to the Company	449,158	218,776
Combining Adjustment [Member]
Consolidated Statements of Income
Net revenue	(713,028)	(659,617)
Cost of revenues	(709,547)	(650,705)
Gross profit	(3,481)	(8,912)
Selling, general and administrative	37,063	130
Operating income	(40,544)	(9,042)
Other (income) expense:
Interest, net	0	(5,891)
Other, net	662,301	365,811
Income before income taxes	(702,845)	(368,962)
Income tax expense	(80,161)	(68,954)
Net Income	(622,684)	(300,007)
(Loss) gain related to foreign currency translation	(3,604)	(4,832)
Less: Net income attributable to noncontrolling interests	23,196	28,414
Income attributable to the Company	(645,880)	(328,421)
Current assets:
Cash and cash equivalents		0
Accounts receivable from related parties	(16,065,916)		(10,644,036)
Inventories	(120,238)		(114,626)
Prepaid expenses and other current assets	394		(12,017)
Deferred tax asset, current	25,780		26,909
Total current assets	(16,159,980)		(10,743,770)
Property, plant and equipment, net	(112,909)		(107,366)
Deferred tax asset, non-current	(55,972)		(55,683)
Other assets	(14,210,702)		(12,462,993)
Total assets	(30,539,563)		(23,369,812)
Current liabilities:
Accounts payable to related parties	(16,194,473)		(10,753,572)
Accrued expenses and other current liabilities	1,953		6,955
Short Term Borrowings Due To Related Parties Current Acquisitions	53,833		53,833
Income tax payable, current	(3,301)
Deferred tax liability, current	(12,728)		(9,346)
Total current liabilities	(16,154,716)		(10,702,130)
Total long-term debt less current maturities	(3,950,283)		(4,001,577)
Long term borrowings from related parties	(1,941,767)		(1,561,750)
Other liabilities	25,480		25,835
Income tax payable, non-current	117,830		138,432
Deferred tax liability, non-current	(20,629)		(20,644)
Total liabilities	(21,924,085)		(16,121,834)
Company shareholders' equity	(8,615,479)		(7,247,978)
Total equity	(8,615,479)		(7,247,978)
Total liabilities and equity	(30,539,563)		(23,369,812)
Consolidated Statements of Comprehensive Income
Net Income	(622,684)	(300,007)
(Loss) gain related to foreign currency translation	(3,604)	(4,832)
Other comprehensive income (loss), net of tax	(3,604)	(4,832)
Total comprehensive income	(626,288)	(304,839)
Comprehensive income attributable to noncontrolling interests	(24,037)	(28,682)
Comprehensive income attributable to the Company	$ (650,325)	$ (333,521)